INTANGIBLE ASSETS - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Waste and wastewater services | Industrials
Disclosure of detailed information about intangible assets [line items]
Remaining performance obligation, expected timing of satisfaction period	22 years
Proprietary technology | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	5 years
Proprietary technology | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	15 years
Computer software and proprietary technology | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	10 years
Computer software and proprietary technology | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	40 years
Customer relationships | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	10 years
Customer relationships | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	20 years
Brand and trademarks
Disclosure of detailed information about intangible assets [line items]
Indefinite life intangible assets	$ 2,071